Average Annual Total Returns{- Fidelity® Series Blue Chip Growth Fund} - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-06 - Fidelity® Series Blue Chip Growth Fund	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 5 years	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Past 5 years	RS004 Since Inception
Total	33.27%	15.52%	16.18%	[1]	29.72%	12.85%	13.94%	[1]	21.81%	11.90%	12.72%	[1]	36.39%	14.63%	15.20%	[1]

[1]	(a) From November 7, 2013